CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 29,168,546	$ 28,601,071
Cost of revenue	(14,712,411)	(11,797,870)
Gross profit	14,456,135	16,803,201
Operating expenses:
Selling and marketing expenses	(1,807,132)	(1,520,801)
General and administrative expenses	(3,654,449)	(2,038,568)
Total operating expenses	(5,461,581)	(3,559,369)
Income from operations	8,994,554	13,243,832
Interest income	58,946	73,737
Investment loss	(2,436,809)	0
Government grant	369,170	0
Other expenses, net	(8,553)	(3,458)
Income before income taxes	6,977,308	13,314,111
Income tax expense	(3,479,303)	(3,338,886)
Net income	3,498,005	9,975,225
Other comprehensive income/(loss):
Foreign currency translation adjustment	2,388,306	(1,112,209)
Total comprehensive income	$ 5,886,311	$ 8,863,016
Net earnings per ordinary share, basic and diluted	$ 0.32	$ 1.11
Weighted average number of ordinary shares, basic and diluted	11,030,137	9,000,000